FAIR VALUE (Schedule of Assets Measured at Fair Value on a Non-recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
One to four family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	$ 6	$ 268
Commercial Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	290
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | One to four family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commercial Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring
Significant Other Observable Inputs (Level 2) [Member] | One to four family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring
Significant Other Observable Inputs (Level 2) [Member] | Commercial Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring
Significant Unobservable Inputs (Level 3) [Member] | One to four family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	6	268
Significant Unobservable Inputs (Level 3) [Member] | Commercial Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	$ 290